Exploration and Evaluation Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Exploration and evaluation costs	$ 15,355,000		$ 3,658,000
Nunavut
Statement [Line Items]
Exploration and evaluation costs	3,563,000		937,000
Nunavut | Universal Mineral Services Ltd.
Statement [Line Items]
Exploration and evaluation costs	0	$ 44	200,000
Nunavut | Assaying
Statement [Line Items]
Exploration and evaluation costs	264,000		118,000
Nunavut | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	601,000		28,000
Nunavut | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	377,000		245,000
Nunavut | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	312,000		2,000
Nunavut | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0		0
Nunavut | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	184,000		54,000
Nunavut | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	170,000		5,000
Nunavut | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	458,000		369,000
Nunavut | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	30,000		0
Nunavut | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	1,079,000		0
Nunavut | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	88,000		116,000
British Columbia
Statement [Line Items]
Exploration and evaluation costs	473,000		465,000
British Columbia | Universal Mineral Services Ltd.
Statement [Line Items]
Exploration and evaluation costs	0	20	106,000
British Columbia | Assaying
Statement [Line Items]
Exploration and evaluation costs	21,000		27,000
British Columbia | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	125,000		0
British Columbia | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	124,000		28,000
British Columbia | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	3,000		194,000
British Columbia | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0		0
British Columbia | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	53,000		69,000
British Columbia | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	6,000		0
British Columbia | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	100,000		116,000
British Columbia | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0		0
British Columbia | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	2,000		2,000
British Columbia | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	39,000		29,000
Peru
Statement [Line Items]
Exploration and evaluation costs	0		2,892,000
Peru | Universal Mineral Services Ltd.
Statement [Line Items]
Exploration and evaluation costs	0		152,000
Peru | Assaying
Statement [Line Items]
Exploration and evaluation costs	0		16,000
Peru | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	0		0
Peru | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	0		340,000
Peru | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	0		291,000
Peru | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	0		46,000
Peru | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	0		1,372,000
Peru | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	0		10,000
Peru | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	0		543,000
Peru | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	0		9,000
Peru | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	0		53,000
Peru | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	0		212,000
Quebec
Statement [Line Items]
Exploration and evaluation costs	11,319,000		2,256,000
Quebec | Universal Mineral Services Ltd.
Statement [Line Items]
Exploration and evaluation costs	0	$ 151	157,000
Quebec | Assaying
Statement [Line Items]
Exploration and evaluation costs	2,502,000		83,000
Quebec | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	3,448,000		599,000
Quebec | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	1,280,000		163,000
Quebec | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	481,000		124,000
Quebec | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	185,000		110,000
Quebec | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	186,000		0
Quebec | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	79,000		0
Quebec | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	1,921,000		506,000
Quebec | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	462,000		190,000
Quebec | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	429,000		98,000
Quebec | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	346,000		383,000
Total | Assaying
Statement [Line Items]
Exploration and evaluation costs	2,787,000		228,000
Total | Exploration Drilling
Statement [Line Items]
Exploration and evaluation costs	4,174,000		627,000
Total | Camp Cost, Equipment and Field Supplies
Statement [Line Items]
Exploration and evaluation costs	1,781,000		436,000
Total | Geological Consulting Services
Statement [Line Items]
Exploration and evaluation costs	796,000		320,000
Total | Geophysical Analysis
Statement [Line Items]
Exploration and evaluation costs	185,000		110,000
Total | Permitting, Environmental and Community Costs
Statement [Line Items]
Exploration and evaluation costs	423,000		123,000
Total | Expediting and Mobilization
Statement [Line Items]
Exploration and evaluation costs	255,000		5,000
Total | Salaries and Wages
Statement [Line Items]
Exploration and evaluation costs	2,479,000		991,000
Total | Fuel and Consumables
Statement [Line Items]
Exploration and evaluation costs	492,000		190,000
Total | Aircraft and Travel
Statement [Line Items]
Exploration and evaluation costs	1,510,000		100,000
Total | Share Based Compensation
Statement [Line Items]
Exploration and evaluation costs	$ 473,000		$ 528,000